Related party balances and transactions - Revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues, related parties	¥ 2,512,875	¥ 2,023,753	¥ 1,738,654
Sales of goods revenues
Related Party Transaction [Line Items]
Revenues, related parties	1,663,356	1,466,340	1,275,777
Automotive computing platform
Related Party Transaction [Line Items]
Revenues, related parties	1,651,792	1,410,566	1,231,429
SoC Core Modules
Related Party Transaction [Line Items]
Revenues, related parties	77
Automotive merchandise and other products
Related Party Transaction [Line Items]
Revenues, related parties	11,487	55,774	44,348
Software license revenues
Related Party Transaction [Line Items]
Revenues, related parties	133,450	24,788	18,168
Service revenues
Related Party Transaction [Line Items]
Revenues, related parties	716,069	532,625	444,709
Automotive computing platform - Design and development service
Related Party Transaction [Line Items]
Revenues, related parties	466,747	306,027	251,471
Connectivity service
Related Party Transaction [Line Items]
Revenues, related parties	212,406	187,781	172,490
Other services
Related Party Transaction [Line Items]
Revenues, related parties	¥ 36,916	¥ 38,817	¥ 20,748